Revenue Recognition - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 299	$ 309
Additions / (Releases)	76	98
Write-offs	(46)	(113)
Other	5	5
Allowance for Credit Loss, Ending Balance	351	299
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 316
Allowance for Credit Loss, Ending Balance		$ 316